Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Taxes

The following table illustrates the current and deferred taxes for the periods indicated:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Current income tax	(9)	(7,790)	—
Deferred income tax	1,998	1,662	2,345
Taxes on income	1,989	(6,128)	2,345

During the year ended December 31, 2025, the Group generated a net loss. Correspondingly the Group did not recognize a current income tax expense and no equivalent current tax liability for the year ended December 31, 2025.

Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit

A reconciliation between taxes on income reflected on the Consolidated Statement of Profit or Loss and the expected income tax benefit, based on the Group’s German statutory tax rate, for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Profit/(loss) before taxes	(198,436)	21,346	(96,994)
Expected taxes	60,758	(6,453)	29,475
Effects
Difference in tax rates	(13,101)	(5,428)	(4,670)
Government grants exempted from taxes	1,423	—	—
Permanent Differences	(1,925)	6,329	(6,304)
Utilization of previously unrecorded tax losses carried forward	—	14,452	—
Non-recognition of deferred taxes on tax losses and temporary differences	(45,166)	(15,028)	(16,156)
Taxes on income	1,989	(6,128)	2,345

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities consist of the following:

	As of
	December 31, 2025		December 31, 2024
	(Euros in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Right-of-use assets	—	(3,517)	—	(3,494)
Deferred revenue	—	(11,391)	—	(12,379)
Cash and cash equivalents and Other financial assets	—	—	331	(4,751)
Lease liabilities	3,721	—	3,596	—
Tax loss carryforward	7,380	—	10,893	—
Total	11,101	(14,908)	14,820	(20,624)
Netting	(11,101)	11,101	(14,820)	14,820
Net deferred tax assets/liabilities	—	(3,807)	—	(5,804)